Asset Acquisition - Schedule of allocation of total purchase price to net assets acquired (Details) - Asset Acquisition [Member] $ in Thousands	1 Months Ended
Nov. 29, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Cash paid	$ 647
Shares issued	1,088
Holdback payable	500
Acquisition costs	141
Total consideration	2,376
Land	86
Building	1,587
Equipment	446
VAT receivables	360
Total assets	2,479
Current liabilities	(103)
Net assets acquired	$ 2,376